Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Segment Reporting [Abstract]
Schedule of Sales By Geographic Area (Including Sales from Discontinued Operations)

The following table sets forth sales by geographic area (including sales from discontinued operations):

	Three Months Ended
	March 31, 2017	March 25, 2016
United States of America	$78,095	$49,841
Singapore	59,940	23,246
Europe	6,399	5,125
Other	4,270	1,852

Total net sales	$148,704	$80,064

The following table sets forth sales by geographic area (including sales from discontinued operations):

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
United States of America	$243,237	$238,470	$225,891
Singapore	163,515	96,141	55,977
Europe	16,353	22,938	16,882
Other	9,218	13,840	15,383

Total net sales	$432,323	$371,389	$314,133

Summary of Segment Information Major Customers

The following table sets forth the Company’s two major customers, which comprised 97%, 95%, and 96% of sales from continuing operations in 2016, 2015, and 2014, respectively.

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Major Customer 1	$207,230	$165,133	$125,175
Major Customer 2	$185,465	$111,661	$112,745